Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

Digital assets are presented separately in Note 9 – Digital Assets and are not included in the intangible assets balances below. Intangible assets as of June 30, 2026 and December 31, 2025 are composed of the following:

	June 30,	December 31,
	2026	2025
Customer relationships	$-	$1,764
Broadcasting rights/sports titles/stadium lease	-	3,143
Brand	-	11,327
Player contracts	-	6,057
Other	-	-
Subtotal	-	22,291
Less: accumulated amortization	-	(1,529)
Net	-	20,762
Goodwill	-	11,837
Impairment of intangibles	-	(18,697)
Total	$-	$13,902